Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Settlement Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Third party payment processors	$ 78,058	$ 127,619
Distribution partners	71,794	95,464
Total	$ 149,852	$ 223,083